Intangible assets (Details Narrative)		12 Months Ended
	Jul. 09, 2013 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2012 CAD ($) shares	Dec. 31, 2012 $ / shares
Amount paid for agreement	$ 42,460
[custom:AmountPaidForRightPurchaseAgreement1]	$ 40,000
Common share issue | shares					143,100
Common per share | $ / shares						$ 0.35
Installment price					$ 50,400
Additional purchase paid				$ 75,000
Impairment loss			$ 64,562
Recovery provision			$ 95,490
Expiration year		10 years
Annual license fee		$ 1,000
UFRF common share		The issuance to UFRF of 180,397 shares of common stock of the Company (160,783 have been issued to UFRF as at December 31, 2021. Remaining shares to be issued are included in obligation to issue shares)
Milestone payment		$ 500,000
Receipt of regulatory		$ 100,000
Net sale product		1.50%
Commercial sale of product		10 years
Royalty amount received		5.00%